NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator for basic and diluted earnings per share - net income available to Magic shareholders	$ 16,183	$ 15,044	$ 9,375
Weighted average ordinary shares outstanding:
Denominator for basic net earnings per share	36,502,264	36,267,739	32,139,686
Effect of dilutive securities	$ 605,406	$ 777,968	$ 591,360
Denominator for diluted net earnings per share	37,107,670	37,045,707	32,731,046
Basic and diluted earnings per share (in dollars per share)	$ 0.44	$ 0.41	$ 0.29